Short-Term Borrowings (Details) - Schedule of short-term borrowings - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule of short-term borrowings [Abstract]
Short-term bank loans	$ 14,469,670	$ 16,520,781
Short-term loans from third-party individuals and entities	6,823,293	15,896,637
Total	$ 21,292,963	$ 32,417,418